CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Class A Ordinary Shares	Class B Ordinary Shares	Common Stock Class A Ordinary Shares	Common Stock Class B Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Rigetti Computing, Inc	Rigetti Computing, Inc Redeemable Convertible Preferred Stock [Member]	Rigetti Computing, Inc Common Stock	Rigetti Computing, Inc Additional Paid-In Capital	Rigetti Computing, Inc Accumulated Other Comprehensive Gain (Loss)	Rigetti Computing, Inc Accumulated Deficit	Rigetti Computing, Inc Conversion Of Convertible Notes [Member]	Rigetti Computing, Inc Conversion Of Convertible Notes [Member] Redeemable Convertible Preferred Stock [Member]	Rigetti Computing, Inc Conversion Of Convertible Notes [Member] Common Stock	Rigetti Computing, Inc Conversion Of Convertible Notes [Member] Additional Paid-In Capital	Rigetti Computing, Inc Conversion Of Simple Agreements For Future Equity [Member] Redeemable Convertible Preferred Stock [Member]	Rigetti Computing, Inc Issued To Customer [Member]	Rigetti Computing, Inc Issued To Customer [Member] Additional Paid-In Capital	Rigetti Computing, Inc Series C One Redeemable Convertible Preferred Stock [Member]	Rigetti Computing, Inc Series C One Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Rigetti Computing, Inc Series C One Redeemable Convertible Preferred Stock [Member] Additional Paid-In Capital
Beginning balance at Jan. 31, 2020								$ (128,412,666)	$ 120,793,893	$ 8	$ 14,364,973	$ (15,311)	$ (142,762,336)
Beginning balance, shares at Jan. 31, 2020									14,154,064	8,165,828
Conversion of Series B/A Preferred Stock to Common Stock upon Equity Restructuring								120,793,893	$ (120,793,893)	$ 4	120,793,889
Conversion of Series B/A Preferred Stock to Common Stock upon Equity Restructuring, shares									(14,154,064)	3,538,484
Issuance of Common Stock upon Modification of Convertible Notes								1,443,605		$ 7	1,443,598
Issuance of Common Stock upon Modification of Convertible Notes, shares										6,874,309
Issuance of Series C Preferred Stock, Net, shares									59,575,811									1,603,204				11,415,620
Issuance of Series C Preferred Stock, Net									$ 52,786,276									$ 1,190,530
Issuance of Common Stock Warrants to Investors								1,236,600			1,236,600								$ 154,330	$ 154,330
Issuance of Series C-1 Preferred Stock to Participating Series B/A Preferred Stock Holders																					$ (7,734,083)	$ 7,734,083	$ (7,734,083)
Issuance of Series C, C-1, Common Stock and Warrants upon Conversion of Notes														$ 489,877	$ 19,812,252	$ 2	$ 489,875
Issuance of Series C, C-1, Common Stock and Warrants upon Conversion of Notes, shares															26,131,870	2,036,617
Issuance of Common Stock upon Exercise of Stock Options								51,384			51,384
Issuance of Common Stock upon Exercise of Stock Options, shares										238,576
Issuance of Common Stock upon Exercise of Common Stock Warrants								14,980			14,980
Issuance of Common Stock upon Exercise of Common Stock Warrants, shares										70,000
Issuance of Common Stock upon Release of Acquisition Escrow, shares										147,271
Stock-Based Compensation								2,592,038			2,592,038
Foreign Currency Translation Gain (Loss)								72,136				72,136
Net Loss								(26,127,496)					(26,127,496)
Ending balance at Jan. 31, 2021								$ (35,425,402)	$ 81,523,141	$ 21	133,407,584	56,825	(168,889,832)
Ending balance, shares at Jan. 31, 2021									98,726,505	21,071,085
Beginning balance at Dec. 22, 2020	$ 0			$ 0	$ 0	$ 0	$ 0
Beginning balance, shares at Dec. 22, 2020				0	0
Issuance of Class B ordinary shares to Sponsor	25,000				$ 863	24,137
Issuance of Class B ordinary shares to Sponsor, shares					8,625,000
Net Loss	(14,691)						(14,691)
Ending balance at Dec. 31, 2020	10,309			$ 0	$ 863	24,137	(14,691)
Ending balance, shares at Dec. 31, 2020				0	8,625,000
Accretion of Class A ordinary shares to redemption amount	(27,722,389)					(4,429,637)	(23,292,752)
Issuance of Common Stock Warrants to Investors	4,405,500					$ 4,405,500
Issuance of Common Stock upon Exercise of Stock Options, shares								1,785,242
Foreign Currency Translation Gain (Loss)								$ 72,136
Net Loss	(23,170,100)	$ (17,899,119)	$ (5,270,981)				(23,170,100)	(26,127,496)
Ending balance at Dec. 31, 2021	(46,476,680)				$ 863		(46,477,543)	(71,528,671)	$ 81,523,141	$ 23	135,550,822	51,815	(207,131,331)
Ending balance, shares at Dec. 31, 2021					8,625,000				98,726,505	23,153,127
Beginning balance at Jan. 31, 2021								(35,425,402)	$ 81,523,141	$ 21	133,407,584	56,825	(168,889,832)
Beginning balance, shares at Jan. 31, 2021									98,726,505	21,071,085
Issuance of Common Stock upon Exercise of Stock Options								374,901		$ 1	374,900
Issuance of Common Stock upon Exercise of Stock Options, shares										1,785,242
Issuance of Common Stock upon Exercise of Common Stock Warrants								2,968		$ 1	2,967
Issuance of Common Stock upon Exercise of Common Stock Warrants, shares										296,800
Stock-Based Compensation								1,765,371			1,765,371
Foreign Currency Translation Gain (Loss)								(5,010)				(5,010)
Net Loss								(38,241,499)					(38,241,499)
Ending balance at Dec. 31, 2021	$ (46,476,680)				$ 863		$ (46,477,543)	$ (71,528,671)	$ 81,523,141	$ 23	$ 135,550,822	$ 51,815	$ (207,131,331)
Ending balance, shares at Dec. 31, 2021					8,625,000				98,726,505	23,153,127